Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2024
Trade Receivables, Other Receivables and Prepayments [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS
22.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at December 31,
	2024	2023
Trade receivables	102	402,820
Bad debt provision for trade receivables	-	-
	102	402,820

	As at December 31,
	2024	2023
Other receivables	106,116	64,423
Long-term receivable to be collected within 1 year *	-	7,000,000
Prepayments	10,323,846	11,618,310
	10,429,962	18,682,733

*	On October 19, 2022, the Company entered into a stock purchase agreement with a Purchaser and closed the transaction pursuant to the terms of the Stock Purchase Agreement, resulting in the Company’s sale of 20,000 shares of common stock (the “Shares”) in Hongri International Holding Limited (“Hongri”), constituting all of the issued and outstanding capital stock in Hongri, in consideration for $10,000,000.

The Purchaser issued to the Company a 5% promissory note in the principal amount of $10,000,000, in payment of the Purchase Price (the “Note”). The Note is payable in four installments, on the following dates and in the following amounts: (a) $1,000,000, together with an accrued interest, is payable on or before November 19, 2022; (b) $2,000,000, together with an accrued interest, is payable on or before April 19, 2023; (c) $3,000,000, together with an accrued interest, is payable on or before April 19, 2024, and (d) the remaining $4,000,000, together with an accrued interest, is payable on or before October 19, 2024.

As of April 15, 2024, the receivable balance of $7,000,000 was fully settled by means of acquisition of a wholly owned subsidiary and the intangible assets (software). The acquisition of the subsidiary is considered as the acquisition of assets because there was no operation in the acquired subsidiary. The acquired of a group of assets does not constitute a business and those do not meets the definition of business combination under IFRS 3. The purchase consideration of $7,000,000 was allocated to the identifiable assets acquired based on their relative fair values at the acquisition date, in accordance with IFRS 3 paragraph 2(b).

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers for merchandised goods, prepaid expenses and prepaid income tax. As of December 31, 2024, the prepayments includes advances to suppliers for merchandised goods of $10,066,738.

The aging analysis of trade receivables is as follows:

	As at December 31,
	2024	2023
Less than 4 months	102	402,820
	102	402,820

The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	2024	2023
As at January 1	-	37,487
Reverse due to disposal of subsidiaries	-	(37,487)
As at December 31	-	-